Leases	Jun. 30, 2025
June 30, 2025
Leases
September 30, 2025
Leases

Note 9 – Leases

The Company has an operating lease agreement with a term of 3 years.

On June 13, 2025, the Company entered into a month-to-month operating lease that commenced on the same date with EMC2 Capital, a related party. The lease renews automatically on a month-to-month basis and provides for a fixed monthly rental payment of $500. In accordance with ASC 842, Leases, this arrangement is accounted for as a short-term lease. Management has determined that this lease is not material to the Company’s financial position, results of operations, or cash flows.

The Company’s weighted-average remaining lease term relating to its operating leases is 0.75 years, with a weighted-average discount rate of 12%.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of September 30, 2025:

Year ended June 30, 2026	$13,500
Year ended June 30, 2027	1,500
Total undiscounted operating lease payments	15,000
Less: Imputed interest	(793)
Present value of operating lease liabilities	$14,207